SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

Operating segments are components of an enterprise about which separate financial information is available and is evaluated regularly by management, namely the Chief Operating Decision Maker (“CODM”) of an organization, in order to determine operating and resource allocation decisions. By this definition, the Company has identified its COO as the CODM. Prior to October 31, 2024, the Company operated and reported in two segments: Trucking and Digester.

Trucking Segment: The Trucking Segment generates service revenues and incurs expenses by transporting environmental and other waste for customers.

Digester Segment: The former Digester Segment, which was sold by the Company on October 31, 2024, primarily generated revenues and incurs expenses through the production and sale of ‘digester’ equipment to customers. The segment also generates revenue through related services such as digester maintenance and software services.

The Company believes that this structure reflects its current operational and financial management, and that it provides the best structure for the Company to focus on growth opportunities while maintaining financial discipline. The factors used to identify the Trucking and Digester operating segments were the difference in revenue streams and customer base for each segment, the reporting structure for operational and performance information within the Company, and management’s decision to organize the Company around the different revenue generating activities of the segments. Total revenues for each reportable segment are as follows:

	Nine Months Ended		Three Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Trucking	$6,991,217	$4,633,015	$3,460,021	$1,855,619
Digester	1,308,821	935,172	423,084	751,034
Corporate / Other	-	37	-	-
Total Company	$8,300,038	$5,568,224	$3,883,105	$2,606,653

Gross profit for each reportable segment was as follows:

	Nine Months Ended		Three Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Trucking	$246,904	$317,539	$292,653	$182,611
Digester	880,105	546,955	143,552	461,317
Corporate / Other	-	(54)	-	-
Total Company	$1,127,009	$864,440	$436,205	$643,928

Net income (loss) before provision for income taxes for each reportable segment was as follows:

	Nine Months Ended		Three Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Trucking	$(2,566,098)	$(2,840,419)	$(397,697)	$(1,230,479)
Digester	(10,465,771)	(15,666,486)	(10,521,568)	85,398
Corporate / Other	(5,135,327)	(123,648,965)	(2,635,018)	(117,442,140)
Total Company	$(18,167,196)	$(142,155,870)	$(13,554,283)	$(118,587,221)

Depreciation and amortization for each reportable segment was as follows:

	Nine Months Ended		Three Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Trucking (1)	$683,210	$368,456	$350,417	$142,145
Digester	528,967	413,090	177,609	270,845
Corporate / Other	-	-	-	-
Total Company	$1,212,177	$781,546	$528,026	$412,990

(1)	Depreciation and amortization expense of $631,648 and $334,203 for the nine and three months ended September 30, 2024, respectively, and $316,893 and $124,957 for the nine and three months ended September 30, 2023, respectively, is classified as cost of services on the consolidated statement of operations and included in the Trucking Segment depreciation and amortization because it is information reviewed by the CODM.

Total assets and capital expenditures, for each reportable segment was as follows:

	Assets		Capital expenditures
	September 30,	December 31,	For the nine months ended September 30,		For the three months ended September 30,
	2024	2023	2024	2023	2024	2023

Trucking	$27,625,323	$8,804,653	$1,060,974	$173,626	$142,629	$-
Digester	2,375,547	13,122,976	-	-	-	-
Corporate / Other	194,996	247,845	-	-	-	-
Total Company	$30,195,866	$22,175,474	$1,060,974	$173,626	$142,629	$-

NOTE 19 – SEGMENT REPORTING

Operating segments are components of an enterprise about which separate financial information is available and is evaluated regularly by management, namely the Chief Operating Decision Maker (“CODM”) of an organization, in order to determine operating and resource allocation decisions. By this definition, the Company has identified its COO as the CODM. The Company operates and reports in two segments: Trucking and Digester.

Trucking Segment: The Trucking Segment generates service revenues and incurs expenses by transporting environmental and other waste for customers.

Digester Segment: The Digester Segment primarily generates revenues and incurs expenses through the production and sale of ‘digester’ equipment to customers. The segment also generates revenue through related services such as digester maintenance and software services.

The Company believes that this structure reflects its current operational and financial management, and that it provides the best structure for the Company to focus on growth opportunities while maintaining financial discipline. The factors used to identify the Trucking and Digester operating segments were the difference in revenue streams and customer base for each segment, the reporting structure for operational and performance information within the Company, and management’s decision to organize the Company around the different revenue generating activities of the segments. Total revenues for each reportable segment is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
	$	$
Trucking	6,228,457	4,203,112
Digester	1,395,992	-
Corporate / Other	135	-
Total Company	$7,624,584	$4,203,112

Gross profit (loss) for each reportable segment is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
	$	$
Trucking	322,657	(4,740)
Digester	798,748	-
Corporate / Other	44	-
Total Company	$1,121,449	$(4,740)

Net loss before provision for income taxes for each reportable segment is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
	$	$
Trucking	(4,152,256)	(658,663)
Digester	(20,303,071)	-
Corporate / Other	(124,549,722)	-
Total Company	$(149,005,049)	$(658,663)

Total assets, capital expenditures, and depreciation and amortization expense for each reportable segment is as follows:

	Assets		Capital expenditures		Depreciation and amortization (1)
	As of December 31,		Year Ended December 31,		Year Ended December 31,
	2023	2022	2023	2022	2023	2022

Trucking	$8,804,653	$7,407,967	$643,100	$3,349,628	$492,770	$325,382
Digesters	13,122,976	-	14,345	—	436,684	—
Corporate / Other	247,845	-	-	—	—	—
Total Company	22,175,474	7,407,967	657,445	3,349,628	929,454	325,382

(1)	Depreciation expense of $424,040 and $325,382 for the year ended December 31, 2023 and 2022, respectively, is classified as cost of revenues on the consolidated income statement and included in the Trucking Segment depreciation and amortization because it is information reviewed by the CODM.